Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE TABLE
The following table sets forth the compensation for our PEO and the average compensation for our
Non-PEO
NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the compensation actually paid (“CAP”) to such individuals, as defined under SEC rules, for each of 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total stockholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITDA over such years in accordance with SEC rules.
Pay Versus Performance Table

Year	Summary Compensation on Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (4) (millions)	Company Selected Measure (Adjusted EBITDA) (5) (millions)
					Avantor Total Stockholder Return (3)	Peer Group Total Stockholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$12,338,767	$8,925,771	$3,683,836	$2,493,597	$125.79	$143.18	$321.1	$1309.1

2022	$10,831,766	$(28,632,167)	$2,553,081	$(7,183,678)	$116.20	$140.29	$686.5	$1,570.7

2021	$13,260,913	$45,709,309	$3,538,486	$12,019,256	$232.18	$143.09	$572.6	$1,458.6

2020	$11,257,062	$33,997,170	$4,588,288	$10,679,332	$155.10	$113.45	$116.6	$1,141.6
Notes:

(1)
Compensation for our PEO, Michael Stubblefield, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for our non-PEO
NEOs included: (a) for 2023, R. Brent Jones, Randy Stone, James Bramwell, Frederic Vanderhaegen, Gerard Brophy and Thomas Szlosek; (b) for 2022 and 2021, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Sheri Lewis; and (c) for 2020, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Michael Wondrasch.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs
NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other
Non-PEO
NEOs during the applicable year. For additional information regarding the decisions made by our Compensation and Human Resources Committee in regard to the PEO’s and our other
Non-PEO
NEOs’ compensation for fiscal year 2023, refer to “Compensation Discussion and Analysis – Compensation Philosophy & Objectives – How We Make Compensation Decisions.”

PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

PEO: Michael Stubblefield	2023	2022	2021	2020

Total Compensation as reported in SCT	$12,338,767	$10,831,766	$13,260,913	$11,257,062

Subtract change in the actuarial present value of pension benefits	$(7,895)	$—	$(5,342)	$(6,272)

Add service cost of pension benefits	$2,684	$3,421	$3,388	$2,875

Subtract grant date fair value of equity awards granted during covered year reported in SCT	$(10,966,272)	$(9,684,956)	$(8,633,149)	$(7,313,957)

Add fair value of equity compensation granted in current year – value at year-end	$7,305,449	$3,260,458	$18,576,571	$16,957,180

Add dividends accrued on unvested shares/share units	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(921,458)	$(28,816,798)	$17,291,985	$10,226,909

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$1,174,497	$(4,226,057)	$5,214,944	$2,873,373

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	$—	$—	$—

Compensation Actually Paid to PEO	$8,925,771	$(28,632,167)	$45,709,309	$33,997,170
Average
Non-PEO
Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Non-PEO NEOs (Average)	2023	2022	2021	2020

Total Compensation as reported in SCT	$3,683,836	$2,553,081	$3,538,486	$4,588,288

Subtract change in the actuarial present value of pension benefits	$(5,613)	$(1,726)	$(2,787)	$(4,428)

Add service cost of pension benefits	$1,806	$2,495	$2,491	$982

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(3,117,887)	$(1,963,157)	$(1,861,530)	$(3,340,903)

Add fair value of equity compensation granted in current year – value at year-end	$2,221,730	$660,865	$4,005,523	$6,814,068

Add dividends accrued on unvested shares/share units	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(81,272)	$(6,381,045)	$5,398,965	$2,303,223

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$138,465	$(2,054,191)	$938,108	$318,100

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(347,467)	$—	$—	$—

Compensation Actually Paid to Non-PEO NEOs	$2,493,597	$(7,183,678)	$12,019,256	$10,679,332

(3)
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the S&P 500 Health Care Index. Historic stock price performance is not necessarily indicative of future stock performance.

(4)	Reflects “Net Income” in the Company’s Consolidated statements of operations included in its Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

(5)
Adjusted EBITDA is the company selected measure and as used in this Proxy Statement is a non-GAAP
financial measure. See “Appendix A –
Non-GAAP
Financial Measurements” for further discussion on this measure, including a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Compensation for our PEO, Michael Stubblefield, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for our non-PEO
NEOs included: (a) for 2023, R. Brent Jones, Randy Stone, James Bramwell, Frederic Vanderhaegen, Gerard Brophy and Thomas Szlosek; (b) for 2022 and 2021, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Sheri Lewis; and (c) for 2020, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Michael Wondrasch.

Peer Group Issuers, Footnote	TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
	The peer group for purposes of this table is the S&P 500 Health Care Index. Historic stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 12,338,767	$ 10,831,766	$ 13,260,913	$ 11,257,062
PEO Actually Paid Compensation Amount	$ 8,925,771	(28,632,167)	45,709,309	33,997,170
Adjustment To PEO Compensation, Footnote
PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

PEO: Michael Stubblefield	2023	2022	2021	2020

Total Compensation as reported in SCT	$12,338,767	$10,831,766	$13,260,913	$11,257,062

Subtract change in the actuarial present value of pension benefits	$(7,895)	$—	$(5,342)	$(6,272)

Add service cost of pension benefits	$2,684	$3,421	$3,388	$2,875

Subtract grant date fair value of equity awards granted during covered year reported in SCT	$(10,966,272)	$(9,684,956)	$(8,633,149)	$(7,313,957)

Add fair value of equity compensation granted in current year – value at year-end	$7,305,449	$3,260,458	$18,576,571	$16,957,180

Add dividends accrued on unvested shares/share units	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(921,458)	$(28,816,798)	$17,291,985	$10,226,909

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$1,174,497	$(4,226,057)	$5,214,944	$2,873,373

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	$—	$—	$—

Compensation Actually Paid to PEO	$8,925,771	$(28,632,167)	$45,709,309	$33,997,170

Non-PEO NEO Average Total Compensation Amount	$ 3,683,836	2,553,081	3,538,486	4,588,288
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,493,597	(7,183,678)	12,019,256	10,679,332
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Non-PEO NEOs (Average)	2023	2022	2021	2020

Total Compensation as reported in SCT	$3,683,836	$2,553,081	$3,538,486	$4,588,288

Subtract change in the actuarial present value of pension benefits	$(5,613)	$(1,726)	$(2,787)	$(4,428)

Add service cost of pension benefits	$1,806	$2,495	$2,491	$982

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(3,117,887)	$(1,963,157)	$(1,861,530)	$(3,340,903)

Add fair value of equity compensation granted in current year – value at year-end	$2,221,730	$660,865	$4,005,523	$6,814,068

Add dividends accrued on unvested shares/share units	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(81,272)	$(6,381,045)	$5,398,965	$2,303,223

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$138,465	$(2,054,191)	$938,108	$318,100

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(347,467)	$—	$—	$—

Compensation Actually Paid to Non-PEO NEOs	$2,493,597	$(7,183,678)	$12,019,256	$10,679,332

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Total Stockholder Return
As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with our TSR. Our higher TSR in 2020 and 2021 (both on an absolute basis and relative to the S&P 500 Health Care Index) directionally aligned with higher CAP for the PEO and NEOs, while weaker performance resulted in negative CAP in 2022 and lower CAP in 2023.

(a)
Total stockholder return in the above chart, in the case of both the Company and our peer group as noted in footnote 3 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, calculated in accordance with Item 201(e) of Regulation
S-K.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
Our strong Net Income growth in 2020 and 2021 directionally aligned with higher CAP for those years, while Growth was slower in 2022 and 2023, which aligned with lower compensation actually paid.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Company Selected Measure
Our strong Adjusted EBITDA growth in 2020 and 2021 directionally aligned with higher CAP for those years, while growth was slower in 2022 and 2023, which aligned with lower compensation actually paid.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. Total Stockholder Return
As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with our TSR. Our higher TSR in 2020 and 2021 (both on an absolute basis and relative to the S&P 500 Health Care Index) directionally aligned with higher CAP for the PEO and NEOs, while weaker performance resulted in negative CAP in 2022 and lower CAP in 2023.

(a)
Total stockholder return in the above chart, in the case of both the Company and our peer group as noted in footnote 3 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, calculated in accordance with Item 201(e) of Regulation
S-K.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The unranked list below represents, in Avantor’s view, Avantor’s most important financial measures used to link compensation to performance:

Company Performance Metrics (1)

Adjusted EBITDA

Adjusted EPS

Net Working Capital as a Percentage of Sales

Relative TSR

Revenue

(1)
For further information regarding these company performance metrics and their function in the Company’s executive compensation program, please refer to the “Compensation Discussion and Analysis” section of this Proxy Statement. See Appendix A for information about these non-GAAP financial measures.

Total Shareholder Return Amount	$ 125.79	116.2	232.18	155.1
Peer Group Total Shareholder Return Amount	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 321,100,000	$ 686,500,000	$ 572,600,000	$ 116,600,000
Company Selected Measure Amount	1,309,100,000	1,570,700,000	1,458,600,000	1,141,600,000
PEO Name	Michael Stubblefield
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is the company selected measure and as used in this Proxy Statement is a non-GAAP
financial measure. See “Appendix A –
Non-GAAP
	Financial Measurements” for further discussion on this measure, including a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Net Working Capital as a Percentage of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Change in the actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,895)	$ 0	$ (5,342)	$ (6,272)
PEO | Service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,684	3,421	3,388	2,875
PEO | Year end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,966,272)	(9,684,956)	(8,633,149)	(7,313,957)
PEO | Fair value of equity compensation granted in current year value at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,305,449	3,260,458	18,576,571	16,957,180
PEO | Dividends Accrued On Unvested Shares Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(921,458)	(28,816,798)	17,291,985	10,226,909
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,174,497	(4,226,057)	5,214,944	2,873,373
PEO | Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in the actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,613)	(1,726)	(2,787)	(4,428)
Non-PEO NEO | Service cost of pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,806	2,495	2,491	982
Non-PEO NEO | Year end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,117,887)	(1,963,157)	(1,861,530)	(3,340,903)
Non-PEO NEO | Fair value of equity compensation granted in current year value at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,221,730	660,865	4,005,523	6,814,068
Non-PEO NEO | Dividends Accrued On Unvested Shares Share Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,272)	(6,381,045)	5,398,965	2,303,223
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,465	(2,054,191)	938,108	318,100
Non-PEO NEO | Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (347,467)	$ 0	$ 0	$ 0